Fair Value Measurements (fuboTV Inc.)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value Measurements

Note 10 – Fair Value Measurements

The Company holds investments in equity securities and limited partnership interests, which are accounted for at fair value and classified within financial assets at fair value on the condensed consolidated balance sheet, with changes in fair value recognized as investment gain/ loss in the condensed consolidated statements of operations. The Company also has an investment in Nexway common stock that is publicly traded on the Frankfurt Exchange. Additionally, the Company’s convertible notes, derivatives and warrants were classified as liabilities and measured at fair value on the issuance date, with changes in fair value recognized as other income/expense in the condensed consolidated statements of operations.

	Fair valued measured at March 31, 2020
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Assets at Fair Value:
Investment in Equity/Debt Funds	$-	$1,965	$-
Investment in Nexway at fair value	2,374	-	-
Total Financial Assets at Fair Value	$2,374	$1,965	$-

Financial Liabilities at Fair Value:
Derivative liability - convertible notes	$-	$-	$1,692
Profits interest sold	-	-	1,971
Embedded put option	-	-	389
Warrant liability - Subsidiary	-	-	39
Warrant liability	-	-	15,987
Total Financial Liabilities at Fair Value	$-	$-	$20,078

	Fair Value measured at December 31, 2019
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liability – convertible notes	$-	$-	$1,203
Profits interest	-	-	1,971
Embedded put option	-	-	376
Warrant Liability - Subsidiary	-	-	24
Total Financial Liabilities at Fair Value	$-	$-	$3,574

Derivative Financial Instruments

The following table presents changes in Level 3 liabilities measured at fair value (in thousands) for the year ended December 31, 2019. Unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category.

	Derivative - Convertible Notes	Warrants (assumed from subsidiary)	Profits Interests Sold	Warrant Liability	Embedded Put Option
Fair value at December 31, 2019	$1,203	$24	$1,971	$-	$376
Change in fair value	(200)	15	-	366	(97)
Additions	689	-	-	15,621	172
Redemption	-	-	-	-	(62)
Fair value at March 31, 2020	$1,692	$39	$1,971	$15,987	$389

The Company assumed liability for a warrant issued by PEC that expires on January 28, 2023. The fair value of the warrant liability, totaled $39,000 on March 31, 2020 and $24,000 on December 31, 2019, resulting in a change in fair value of $15,000 that is reported as a component of other income/(expense) in the condensed consolidated statement of operations for the three months ended March 31, 2020.

Subsidiary Warrant Liability – The Company used a Monte Carlo simulation model to estimate the fair value of the warrant liability with the following assumptions at March 31, 2020 and December 31, 2019:

	March 31, 2020	December 31, 2019
Exercise price	$0.75	$0.75
Stock price – subsidiary	$0.03	$0.02
Discount applied	0%	0%
Fair value of stock price	$0.00	$0.00
Risk free rate	0.28%	1.62%
Contractual term (years)	2.83	3.08
Expected dividend yield	0%	0%
Expected volatility	83.7%	83.7%
Number of subsidiary warrants outstanding	48,904,037	48,904,037

In arriving at the fair value of stock price as of December 31, 2019 and March 31, 2020, no discount was applied to the trading price of the PEC stock, as a result of illiquidity in the volumes being traded on the OTC markets. Risk-free interest rate was based on rates established by the Federal Reserve Bank. The volatility rate was based on stock prices of comparable companies.

Profits Interest – The fair value of the profits interest was determined using an expected cash flow analysis.

Warrant Liability – In connection with its Note Purchase Agreement (see Note 9), the Company issued the FB Loan Warrant and utilized the Black-Scholes pricing model. Absent the Company’s sequencing policy as disclosed in the Company’s Annual Report on Form 10-K filed with the SEC on May 29, 2020, the Company would have recorded these warrants as equity classified. The warrant liability was recorded at the date of grant at fair value with subsequent changes in fair value recognized in earnings each reporting period. The fair value of the warrant liability at grant date totaled $15.6 million, and on March 31, 2020 the fair value of the warrant liability totaled $16.0 million, resulting in a change in fair value of $0.4 million that is reported as a component of other income/(expense) in the condensed consolidated statement of operations for the three months ended March 31, 2020.

The significant assumptions used in the valuation are as follows:

March 31, 2020
Fair value of underlying common shares	$4.78 - 4.97
Exercise price	$5.00
Dividend yield	-%
Historical volatility	52.6% - 52.8%
Risk free interest rate	0.14% – 0.66%

Embedded Put Option – The Series D Convertible Preferred Stock (the “Series D Preferred Stock”) contains a contingent put option and, accordingly, the Company considered it to be a liability and accounted for it at fair value using Level 3 inputs. The Company determined the fair value of this liability using the Monte Carlo simulation model with the following inputs:

	March 31, 2020	December 31, 2019
Stock price	$8.35 – $9.20	$8.91 – $9.03
Fixed conversion price	$0.25	$0.25
Risk free rate	0.2 – 0.4%	1.6%
Contractual term (years)	1.2 – 1.5	1.2 – 1.5
Expected dividend yield	8.0%	8.0%
Expected volatility	87.2% - 94.8%	89.2% - 90.4%

Note 11 - Fair Value Measurements

The Company holds investments in equity securities and limited partnership interests, which are accounted for at fair value and classified within financial assets at fair value on the consolidated balance sheet, with changes in fair value recognized as investment gain/ loss in the consolidated statements of operations. Additionally, the Company’s convertible notes, derivatives and warrants were classified as liabilities and measured at fair value on the issuance date, with changes in fair value recognized as other income/expense in the consolidated statements of operations.

	Fair Value measured at December 31, 2019
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liability - convertible notes	$-	$-	$1,203
Profits interest	-	-	1,971
Embedded put option	-	-	376
Warrant Liability	-	-	24
Total Financial Liabilities at Fair Value	$-	$-	$3,574

	Fair Value measured at December 31, 2018
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liability - convertible notes	$-	$-	$469
Derivative liability - related party convertible notes	-	-	549
Total Derivative Liability	$-	$-	$1,018
Warrant Liability	-	-	4,528
Total Fair Value	$-	$-	$5,546

Derivative Financial Instruments

The following table presents changes in Level 3 liabilities measured at fair value (in thousands) for the year ended December 31, 2019. Unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category.

	Derivative - Convertible Notes	Warrants (assumed from subsidiary)	Profits Interests	Embedded Put Option
Fair value at December 31, 2018	$1,018	$4,528	$-	$-
Change in fair value	(678)	(4,504)	198	(137)
Additions	863	-	1,773	589
Redemptions	-	-	-	(76)
Fair value at December 31, 2019	$1,203	$24	$1,971	$376

The Company assumed liability for a warrant issued by PEC that expires on January 28, 2023. The fair value of the warrant liability, totaled $24,000 on December 31, 2019 and $4.5 million on December 31, 2018, resulting in a change in fair value of $4.5 million that is reported as a component of other income/(expense) in the consolidated statement of operations for the year ended December 31, 2019.

Warrant Liability - The Company used a Monte Carlo simulation model to estimate the fair value of the warrant liability with the following assumptions at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Exercise price	$0.75	$0.75
Stock price - subsidiary	$0.02	$0.22
Discount applied	0%	50%
Fair value of stock price	$0.00	$0.09
Risk free rate	1.62%	2.49%
Contractual term (years)	3.08	4.08
Expected dividend yield	0%	0%
Expected volatility	83.7%	86.5%
Number of subsidiary warrants outstanding	48,904,037	48,904,037

In arriving at the fair value of stock price, in 2019 no discount was applied to the trading price of the PEC stock, as a result of illiquidity in the volumes being traded on the OTC markets. Risk-free interest rate was based on rates established by the Federal Reserve Bank. The volatility rate was based on stock prices of comparable companies.

Profits Interest - The fair value of the profits interest was determined using an expected cash flow analysis.

Embedded Put Option - The Series D Convertible Preferred Stock contains a contingent put option and, accordingly, the Company considered it to be a liability and accounted for it at fair value using Level 3 inputs. The Company determined the fair value of this liability using the Monte Carlo simulation model with the following inputs:

December 31, 2019
Stock price	$8.91 – $9.03
Fixed conversion price	$0.25
Risk free rate	1.6%
Contractual term (years)	1.2 - 1.5
Expected dividend yield	8.0%
Expected volatility	89.2% - 90.4%

fuboTV Inc. [Member]
Fair Value Measurements

3. Fair Value Measurements

In February and March 2019, the Company issued and sold $16,150 in principal amount of convertible notes, of which $5,000 was repaid in full in March 2019 and the balance was converted into shares of the Company’s Series E-1 convertible preferred stock, par value $0.001 per share (the “Series E-1 convertible preferred stock”). Upon the issuance of the 2019 Convertible Notes (as defined in Note 7), the Company fair valued and bifurcated the automatic conversion features from the host debt instrument and recorded a level 3 debt derivative of $2,120.

To derive the fair value of the convertible notes embedded derivatives, the Company estimated the fair value of the convertible notes with and without the embedded derivatives using a discounted cash flow approach. The difference between the “with” and “without” convertible note prices determined the fair value of the embedded derivatives at issuance. Key inputs for this valuation were the stated interest rate of the convertible notes, the assumed cost of debt, an assessment of the likelihood and timing of conversion, and the discount upon conversion of the notes into equity.

The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities for the three months ended March 31, 2019. There were no convertible note derivatives issued or outstanding during the three months ended March 31, 2020.

Balance – January 1, 2019	-
Issuance of convertible note derivatives	2,120
Change in fair value of Level 3 liabilities	-
Settlement of convertible notes	(2,120)
Balance – March 31, 2019	$—

3. Fair Value Measurements

The following table sets forth the fair value of our financial assets and liabilities measured on a recurring basis by level within the fair value hierarchy:

As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Financial Liability:
Fair value of convertible note derivatives liability	$—	$—	$—	$—
Total financial liabilities	$—	$—	$—	$—

As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial Liability:
Fair value of convertible note derivatives liability	$—	$—	$—	$—
Total financial liabilities	$—	$—	$—	$—

In February and March 2019, the Company issued and sold $16,150 in principal amount of convertible notes, of which $5,000 was repaid in full in March 2019 and the balance was converted into Series E-1 convertible preferred stock. In January and February 2018, the Company issued and sold $3,050 in principal amount of convertible notes. At issuance of the convertible notes issued in 2019 and 2018, the Company fair valued and bifurcated the automatic conversion features from the host debt instrument and recorded a level 3 debt derivative of $2,120 and $574, respectively.

The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities:

Balance – January 1, 2018	$4,123
Issuance of convertible notes derivatives	574
Change in fair value of Level 3 liabilities	1,074
Settlement of convertible notes	(5,771)

Balance – December 31, 2018	-
Issuance of convertible note derivatives	2,120
Change in fair value of Level 3 liabilities	-
Settlement of convertible notes	(2,120)
Balance – December 31, 2019	$—

To derive the fair value of the convertible notes embedded derivatives, the Company estimated the fair value of the convertible notes with and without the embedded derivatives using a discounted cash flow approach. The difference between the “with” and “without” convertible note prices determined the fair value of the embedded derivatives at issuance. Key inputs for this valuation were the stated interest rate of the convertible notes, the assumed cost of debt, an assessment of the likelihood and timing of conversion, and the discount upon conversion of the notes into equity. For the years ended December 31, 2019 and 2018, the Company recorded a gain of $0 and $1,074 respectively in changes in fair value of derivative liabilities due to the change in fair value of derivative liabilities in the respective periods.